Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual Select Growth Opportunities Fund

Supplement dated February 8, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the last sentence in the first paragraph (Page 52 of the Prospectus) under Principal Investment Strategies for the Select Growth Opportunities Fund.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual Select Growth Opportunities Fund

Supplement dated February 8, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the last sentence in the first paragraph (Page 52 of the Prospectus) under Principal Investment Strategies for the Select Growth Opportunities Fund.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE